UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08081

Name of Fund:  BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 115.7%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$570	$621,556
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,199,752
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	1,147,500
Sub-Lien, Series D, 7.00%, 10/01/51	1,545	1,857,152

		4,825,960
Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,230	1,262,275
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,330,800
5.00%, 12/01/37	2,360	2,798,960

		6,392,035
California — 11.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,530	1,589,639
Sutter Health, Series B, 6.00%, 08/15/20(b)	2,200	2,399,650
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	875	976,832
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	105	114,918
5.25%, 08/15/49	265	288,079
California Municipal Finance Authority, Refunding RB, Community Medical Centers,
Series A, 5.00%, 02/01/42	165	182,673
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	2,200	2,330,394
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(b)	1,510	1,560,887
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	330	348,797

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/44(c)	$570	$642,932
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A,
5.25%, 05/15/39	555	570,485
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	255	301,451
Golden State Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset-Backed Bonds, Series A-1, 5.25%, 06/01/47	730	758,915
Montebello Unified School District, GO, CAB (NPFGC), 0.00%, 08/01/22(d)	2,405	2,176,765
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(d)	3,475	2,475,972
State of California, GO, Various Purpose:
6.50%, 04/01/19(b)	4,535	4,693,045
6.50%, 04/01/33	3,835	3,960,328
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	550	616,919
Sub-Series I-1, 6.38%, 11/01/19(b)	820	870,873
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	890	894,788

		27,754,342
Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,455	1,502,375
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	710	751,784
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,425	1,492,744
University of Colorado, RB, Series A, 5.38%, 06/01/19(b)	1,250	1,289,800

		5,036,703
Delaware — 1.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	790	839,217

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$840	$918,061
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,430	2,532,813

		4,290,091
District of Columbia — 4.8%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 04/01/35	315	359,128
Issue, 5.00%, 04/01/42	365	411,118
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	1,520	1,625,746
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(d)	13,485	6,753,288
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	505	521,443
5.25%, 10/01/44	1,470	1,521,538

		11,192,261
Florida — 4.8%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	2,375	2,489,902
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	215	240,265
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	750	754,883
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,045,219
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,808,011
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	2,095	2,430,493

Security	Par (000)	Value
Florida (continued)
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	$1,410	$1,551,113

		11,319,886
Georgia — 1.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	2,645	2,699,699
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	370	423,583
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	608,927

		3,732,209
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	945	1,002,551

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	540	607,160

Illinois — 16.6%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/36	350	361,309
Project, Series C, 5.25%, 12/01/35	1,075	1,118,914
Refunding Dedicated Revenues,
Series C, 5.00%, 12/01/30	605	635,335
Series F, 5.00%, 12/01/22	455	476,221
Series G, 5.00%, 12/01/34	315	326,630
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	1,220	1,249,524
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 01/01/32	2,195	2,313,091
5.00%, 01/01/35	2,000	2,070,820
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	881	885,854
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	1,680	1,835,198
Series A, 5.75%, 01/01/39	320	346,557

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien (continued):
Series C, 6.50%, 01/01/21(b)	$4,055	$4,501,091
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	730	778,552
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,058,670
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	591,130
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,115	1,168,029
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(d)	13,220	3,648,059
Series B (AGM), 5.00%, 06/15/50	3,070	3,182,424
Series B-2, 5.00%, 06/15/50	1,740	1,772,538
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	315	346,739
6.00%, 06/01/21	800	891,592
State of Illinois, GO:
5.00%, 02/01/39	1,100	1,136,256
Series A, 5.00%, 04/01/38	2,625	2,701,755
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	440	454,190
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	1,870	2,068,295
5.00%, 01/01/37	2,000	2,205,980
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	705	763,769

		38,888,522
Indiana — 4.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	560	652,635
7.00%, 01/01/44	1,355	1,589,185
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,275	2,485,142
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	310	329,952

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	$1,030	$1,093,427
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	290	310,555
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	585	611,770
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	1,065	1,098,643
5.75%, 05/01/31	235	242,494
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	775	789,872
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	880	973,324

		10,176,999
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	1,955	2,077,305
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,041
Midwestern Disaster Area, 5.25%, 12/01/25	320	341,706
Midwestern Disaster Area, 5.88%, 12/01/26(a)	285	299,509
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	470	490,060
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	980	991,289

		4,204,910
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	35	36,758

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b) (continued):
5.75%, 11/15/19	$1,485	$1,563,497

		1,600,255
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	705	752,947
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(d)(f)	865	810,834

		1,563,781
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/19(b)	570	580,978
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	430	448,030
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	700	735,679
5.25%, 05/15/31	600	640,608
5.25%, 05/15/32	765	828,701
5.25%, 05/15/33	830	892,632
5.25%, 05/15/35	350	376,964

		4,503,592
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(b)	65	67,002
5.00%, 07/01/39	145	148,718

		215,720
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	300	322,251
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	530	552,085

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$305	$344,924
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	1,520	1,674,493

		2,893,753
Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,165	1,377,158
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	1,575	1,587,600
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	255	263,091

		3,227,849
Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	3,085	3,352,531
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	530	564,689
5.50%, 05/15/36	425	447,882
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	630	677,634

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	$2,105	$2,214,881

		7,257,617
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18(b)	2,135	2,168,242

Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	675	702,925

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	193,069
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	175	187,407

		380,476
Nebraska — 0.3%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	575	634,323

New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	3,035	3,166,598

New Jersey — 7.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	735	787,817
5.25%, 11/01/44	1,095	1,171,803
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	775	782,820
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,526,903
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,365	1,483,564
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,060	1,136,394

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	$1,550	$1,720,330
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	715	777,620
Series E, 5.00%, 01/01/45	1,875	2,077,275
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	580	607,498
Transportation Program, Series AA, 5.00%, 06/15/44	315	332,498
Transportation System, Series A, 5.50%, 06/15/41	1,575	1,647,056
Transportation System, Series B, 5.25%, 06/15/36	1,705	1,777,667
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.25%, 06/01/46	390	436,687
Sub-Series B, 5.00%, 06/01/46	550	589,226

		16,855,158
New York — 9.4%
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	310	336,015
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,300	1,349,413
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	715	695,423
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	233	248,237
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,405	1,392,945
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	680	772,963
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(b)	1,450	1,492,094
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,936,955

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB: Dedicated Tax Fund,
Series B, 5.00%, 11/15/19(b)	$1,740	$1,817,935
Series C-1, 5.25%, 11/15/56	3,250	3,665,837
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	765	826,804
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,415	1,414,958
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	850	895,696
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,275	2,400,216
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	245	268,699
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	605	665,282
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	981,981
6.00%, 12/01/42	875	954,284

		22,115,737
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	970	998,305
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	415	475,395

		1,473,700
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,592,102

Security	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	$470	$511,337
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	290	326,067
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	580	631,492

		4,060,998
Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	855	960,669
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,420	1,471,319

		2,431,988
Pennsylvania — 4.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	330	365,482
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	460	496,671
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	75	84,220
5.00%, 06/01/34	100	111,940
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	415	414,987
5.00%, 09/01/43	905	1,010,478
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	2,520	2,591,064
AMT, 5.00%, 06/30/42	2,015	2,188,854
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,105	1,165,134

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$795	$871,606

		9,300,436
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,345	1,353,769
5.63%, 05/15/43	1,280	1,291,162

		2,644,931
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	624,387
Series B, 4.50%, 06/01/45	1,900	1,934,580
Series B, 5.00%, 06/01/50	2,605	2,718,057

		5,277,024
South Carolina — 3.6%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	2,285	2,437,524
AMT, 5.25%, 07/01/55	925	1,026,010
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,385	2,597,718
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,260	2,443,806

		8,505,058
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	980	1,046,650
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	495	546,643

		1,593,293
Texas — 8.8%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,630,427
Sub-Lien, 5.00%, 01/01/33	250	268,913
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	440	482,130

Security	Par (000)	Value
Texas (continued)
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	$1,500	$1,648,905
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	1,070	1,072,258
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	325	391,638
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18(b)	1,910	1,947,245
Dallas-Fort Worth Texas International Airport, Refunding ARB, AMT, Series E, 5.00%, 11/01/32	3,065	3,251,352
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	450	471,748
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(d)	1,400	600,152
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,825	2,084,223
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,166,880
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,804,839
University of Texas System, Refunding RB, Permanent University Fund, Series B, 4.00%, 07/01/41	2,725	2,822,228

		20,642,938
Utah — 0.3%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	665	741,335

Virginia — 2.2%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	625	646,725
Residential Care Facility, 5.00%, 07/01/47	970	1,001,942

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	$810	$964,005
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	550	592,411
6.00%, 01/01/37	1,830	2,024,126

		5,229,209
Washington — 2.3%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,555	1,731,881
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	1,085	1,211,001
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	540	590,798
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,625	1,777,458

		5,311,138
Wisconsin — 3.0%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	4,980	5,148,424
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,710	1,775,202

		6,923,626
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 01/01/19(b)	210	213,079

Total Municipal Bonds — 115.7% (Cost — $252,352,735)		271,058,408

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 9.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(h)	2,257	2,366,319
Series F-1, 5.63%, 04/01/19(b)	2,271	2,335,972

Security	Par (000)	Value
California (continued)
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(h)	$1,844	$1,856,332
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	6,600	6,892,270
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	4,121	4,347,020
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	2,250	2,555,479
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	748	776,263

		21,129,655
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(h)	1,490	1,528,107
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	2,700	2,754,702

		4,282,809
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,939	4,215,142

Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(b)	2,259	2,265,945

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,034	1,061,819

Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	1,502	1,540,341

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$4,502	$4,846,926

		6,387,267
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(h)	1,410	1,452,800

New York — 7.5%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,110	1,146,190
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(h)	1,110	1,213,815
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,440	8,145,327
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	4,460	4,955,258
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,860	2,118,664

		17,579,254
North Carolina — 1.4%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,830	2,053,525

Security	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB (continued):
Wake Forest University, 5.00%, 01/01/19(b)	$1,080	$1,096,087

		3,149,612
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	9,644	9,807,415

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	1,935,837

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,140	1,153,794

Texas — 6.5%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,720	1,877,879
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 08/15/19(b)	2,620	2,699,833
5.00%, 08/15/38	2,004	2,065,139
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,544,063
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	1,504	1,518,159
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,295	2,330,175
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	2,041	2,234,846

		15,270,094
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	2,519	2,608,046

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$2,095	$2,203,978

Wisconsin — 2.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,059	2,081,316
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(h)	3,959	4,057,824

		6,139,140

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.9% (Cost — $97,183,987)		100,642,607

Total Long-Term Investments — 158.6% (Cost — $349,536,722)		371,701,015

Security	Shares	Value
Short-Term Securities — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(i)(j)	4,153,480	$4,154,311

Total Short-Term Securities — 1.8% (Cost — $4,153,899)		4,154,311

Total Investments — 160.4% (Cost — $353,690,621)		375,855,326
Other Assets Less Liabilities — 0.7%		1,862,470
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.4)%		(59,632,252)
VMTP Shares at Liquidation Value		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$234,385,544

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to February 15, 2031, is $13,416,493.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	733,990	3,419,490	4,153,480	$4,154,311	$8,019	$28	$412

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	20	09/19/18	$2,388	$8,471
Long U.S. Treasury Bond	77	09/19/18	11,009	(29,237)
5-Year U.S. Treasury Note	21	09/28/18	2,376	5,380

				$(15,386)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$371,701,015	$—	$371,701,015
Short-Term Securities	4,154,311	—	—	4,154,311

	$4,154,311	$371,701,015	$—	$375,855,326

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$13,851	$—	$—	$13,851
Liabilities:
Interest rate contracts	(29,237)	—	—	(29,237)

	$(15,386)	$—	$—	$(15,386)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(59,474,930)	$—	$(59,474,930)
VMTP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(143,174,930)	$—	$(143,174,930)

During the period ended July 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 20, 2018